Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 104,207,182	$ 23,707,367	$ 6,616,780
Additions	23,964,367	84,374,917	19,615,317
Disposals	(33,485)	(28,333)	(30,048)
Assets written off			(2,002,398)
Depreciation charge	(2,229,525)	(3,549,648)	(892,750)
Exchange differences	(591,791)	(297,121)	400,466
Property, plant and equipment	125,316,748	104,207,182	23,707,367
Net book amount	125,316,748			$ 7,558,746
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	132,597,433			7,558,746
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(7,280,685)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,351,349	791,202	256,530
Additions		1,590,565	490,833
Exchange differences	(36,876)	(30,418)	43,839
Property, plant and equipment	2,314,473	2,351,349	791,202
Net book amount	2,314,473			256,530
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,314,473			256,530
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	46,001,054	4,547,737	1,146,356
Additions	111,338	43,295,513	3,220,151
Depreciation charge	(957,247)	(1,660,698)	(50,581)
Exchange differences	(316,079)	(181,498)	231,811
Property, plant and equipment	44,839,066	46,001,054	4,547,737
Net book amount	44,839,066			1,146,356
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	47,602,298			1,252,769
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(2,763,232)			(106,413)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	738,135	395,954	113,176
Additions	42,002	499,508	365,486
Assets written off		103,701
Depreciation charge	(201,027)	(261,028)	(82,708)
Property, plant and equipment	579,110	738,135	395,954
Net book amount	579,110			113,176
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,148,447			134,169
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(569,337)			(20,993)
Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	20,356,502	4,644,399	5,100,718
Additions	505,380	8,422,982	2,210,772
Disposals	(33,485)	(28,333)	(30,048)
Assets written off	1,263,939	9,024,763	(2,002,398)
Depreciation charge	(1,071,251)	(1,627,922)	(759,461)
Exchange differences	(152,236)	(79,387)	124,816
Property, plant and equipment	20,868,849	20,356,502	4,644,399
Net book amount	20,868,849			5,100,718
Plant and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	24,816,965			5,915,278
Plant and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(3,948,116)			$ (814,560)
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	34,760,142	13,328,075
Additions	23,305,647	30,566,349	13,328,075
Assets written off	(1,263,939)	(9,128,464)
Exchange differences	(86,600)	(5,818)
Property, plant and equipment	56,715,250	$ 34,760,142	$ 13,328,075
Net book amount	56,715,250
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 56,715,250